Fair value measurement (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currency contracts designated as hedge instruments, included in prepaid expenses and other current assets	$ 1,003	$ 388
Contingent consideration in relation to business combinations	(822)	0
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total financial assets	20,575	19,697
Contingent consideration in relation to business combinations	0
Total financial liabilities	0	0
Level 1 | Money Market Funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market accounts, included in cash and cash equivalents	20,575	19,697
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total financial assets	1,003	388
Contingent consideration in relation to business combinations	0
Total financial liabilities	0	(29)
Level 2 | Money Market Funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market accounts, included in cash and cash equivalents	0	0
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total financial assets	0	0
Contingent consideration in relation to business combinations	(822)
Total financial liabilities	(822)	0
Level 3 | Money Market Funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market accounts, included in cash and cash equivalents	0	0
Derivatives designated as hedging instruments | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currency contracts designated as hedge instruments, included in prepaid expenses and other current assets	0	0
Foreign currency contracts designated as hedge instruments, included in other payables and accrued expenses		0
Derivatives designated as hedging instruments | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currency contracts designated as hedge instruments, included in prepaid expenses and other current assets	1,003	388
Foreign currency contracts designated as hedge instruments, included in other payables and accrued expenses		(29)
Derivatives designated as hedging instruments | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currency contracts designated as hedge instruments, included in prepaid expenses and other current assets	$ 0	0
Foreign currency contracts designated as hedge instruments, included in other payables and accrued expenses		$ 0